Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000126648 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1],[2]
C000126648 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[1],[2]
C000126648 [Member] | Below B [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2],[3]
C000126648 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
C000126648 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[1],[2]
C000126648 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[1],[2]
C000126648 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%	[1],[2]
C000126648 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[3]
C000126648 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
C000126648 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
C000126648 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	28.70%	[1]
C000126648 [Member] | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
C000126648 [Member] | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%	[1]
C000126648 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%	[1]
C000152649 [Member] | Advanced Micro Devices Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000152649 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[4]
C000152649 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000152649 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[4]
C000152649 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[4]
C000152649 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000152649 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000152649 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[4]
C000152649 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[4]
C000152649 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%	[4]
C000152649 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000152649 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[4]
C000152649 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[4]
C000152649 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[4]
C000152649 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[4]
C000152649 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	43.40%	[4]
C000152649 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[4]
C000152649 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[4]
C000152649 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[4]
C000152649 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[4]
C000152649 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[4]
C000152649 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[4]
C000152650 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000152650 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[5]
C000152650 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000152650 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000152650 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000152650 [Member] | Merck And Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[5]
C000152650 [Member] | Wells Fargo And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[5]
C000152650 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000152650 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000152650 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000152650 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[5]
C000152650 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[5]
C000152650 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[5]
C000152650 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[5]
C000152650 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[5]
C000152650 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[5]
C000152650 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[5]
C000152650 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[5]
C000152650 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[5]
C000152650 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[5]
C000152650 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[5]
C000152650 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[5]
C000152651 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[6]
C000152651 [Member] | RBC Bearings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[6]
C000152651 [Member] | Ascendis Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[6]
C000152651 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[6]
C000152651 [Member] | Lattice Semiconductor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[6]
C000152651 [Member] | Argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[6]
C000152651 [Member] | West Pharmaceutical Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[6]
C000152651 [Member] | Guardant Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000152651 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000152651 [Member] | MACOM Technology Solutions Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[6]
C000152651 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[6]
C000152651 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[6]
C000152651 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[6]
C000152651 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[6]
C000152651 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[6]
C000152651 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[6]
C000152651 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[6]
C000152651 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[6]
C000152651 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[6]
C000152651 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[6]
C000152651 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[6]
C000152651 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[6]
C000152652 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000152652 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000152652 [Member] | Alliant Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000152652 [Member] | Evergy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000152652 [Member] | Microchip Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000152652 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000152652 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000152652 [Member] | Hubbell Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[7]
C000152652 [Member] | Marvell Technology Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[7]
C000152652 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[7]
C000152652 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[7]
C000152652 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[7]
C000152652 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[7]
C000152652 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[7]
C000152652 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[7]
C000152652 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[7]
C000152652 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[7]
C000152652 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000152652 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[7]
C000152652 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[7]
C000152652 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[7]
C000152652 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000157146 [Member] | Rolls Royce Holdings Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[8]
C000157146 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[8]
C000157146 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[8]
C000157146 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[8]
C000157146 [Member] | Lloyds Banking Group Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[8]
C000157146 [Member] | FUJIFILM Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[8]
C000157146 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000157146 [Member] | Siemens Energy AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000157146 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000157146 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[8]
C000157146 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[8]
C000157146 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[8]
C000157146 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[8]
C000157146 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[8]
C000157146 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[8]
C000157146 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[8]
C000157146 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[8]
C000157146 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[8]
C000157146 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[8]
C000157146 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[8]
C000157146 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[8]
C000157146 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[8]
C000157146 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	11.30%	[8]
C000157146 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.30%	[8]
C000157146 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.60%	[8]
C000157146 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.00%	[8]
C000157146 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	4.90%	[8]
C000157146 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	6.00%	[8]
C000157146 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.80%	[8]
C000157146 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	17.40%	[8]
C000157146 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	3.20%	[8]
C000157146 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	2.40%	[8]
C000157146 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[8]
C000157147 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[9],[10]
C000157147 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[9],[10]
C000157147 [Member] | Below B [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[9],[10]
C000157147 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[9],[10]
C000157147 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[9],[10]
C000157147 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[9],[10]
C000157147 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	56.40%	[9],[10]
C000157147 [Member] | Convertible Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[11]
C000157147 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[11]
C000157147 [Member] | Preferred Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[11]
C000157147 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[11]
C000157147 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[9]
C000157147 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[9]
C000157147 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.50%	[9]
C000157147 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[11]
C000157147 [Member] | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[9]
C000157147 [Member] | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%	[9]
C000157147 [Member] | Convertible Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[9]
C000157147 [Member] | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000157147 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[9]
C000159840 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	41.00%	[12]
C000159840 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[12],[13]
C000159840 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[12],[13]
C000159840 [Member] | Below B [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12],[13]
C000159840 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[12],[13]
C000159840 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[12],[13]
C000159840 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[12],[13]
C000159840 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	56.70%	[12],[13]
C000159840 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[12]
C000159840 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[12]
C000159840 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[12]
C000159840 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	31.60%	[12]
C000159840 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[12]
C000159840 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[12]
C000159840 [Member] | ALABAMA
Holdings [Line Items]
Percent of Total Investments	6.50%	[12]
C000159840 [Member] | GEORGIA
Holdings [Line Items]
Percent of Total Investments	3.90%	[12]
C000159840 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Total Investments	2.80%	[12]
C000159840 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Total Investments	2.80%	[12]
C000159840 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	7.40%	[12]
C000159840 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	4.60%	[12]
C000159840 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	6.70%	[12]
C000159840 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	8.40%	[12]
C000159840 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	3.40%	[12]
C000159840 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	12.50%	[12]
C000159840 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[12]
C000159840 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[12],[14]
C000159840 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%	[12]
C000235966 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[15]
C000235966 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[15]
C000235966 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[15]
C000235966 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[15]
C000235966 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[15]
C000235966 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[15]
C000235966 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[15]
C000235966 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[15]
C000235966 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%	[15]
C000235966 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[15]
C000235966 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[15]
C000235966 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[15]
C000235966 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[15]
C000235966 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[15]
C000235966 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[15]
C000235966 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.30%	[15]
C000235966 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[15]
C000235966 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[15]
C000235966 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[15]
C000235966 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[15]
C000235966 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[15]
C000235966 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[15]
C000235967 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
C000235967 [Member] | Ascendis Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000235967 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000235967 [Member] | Regal Rexnord Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000235967 [Member] | FTAI Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[16]
C000235967 [Member] | MKS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000235967 [Member] | RPM International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000235967 [Member] | Knight Swift Transportation Holdings Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000235967 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[16]
C000235967 [Member] | Jones Lang LaSalle Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%	[16]
C000235967 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[16]
C000235967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%	[16]
C000235967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[16]
C000235967 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[16]
C000235967 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[16]
C000235967 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[16]
C000235967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%	[16]
C000235967 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[16]
C000235967 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[16]
C000235967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[16]
C000235967 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[16]
C000235967 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[16]
C000235968 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000235968 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[17]
C000235968 [Member] | Taiwan Semiconductor Manufacturing Co Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000235968 [Member] | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[17]
C000235968 [Member] | Compass Group Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000235968 [Member] | Shell Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000235968 [Member] | Sumitomo Mitsui Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000235968 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[17]
C000235968 [Member] | Infineon Technologies AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[17]
C000235968 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[17]
C000235968 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[17]
C000235968 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[17]
C000235968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[17]
C000235968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[17]
C000235968 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[17]
C000235968 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[17]
C000235968 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%	[17]
C000235968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%	[17]
C000235968 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[17]
C000235968 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[17]
C000235968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[17]
C000235968 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[17]
C000235968 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	12.00%	[17]
C000235968 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	11.00%	[17]
C000235968 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.80%	[17]
C000235968 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.90%	[17]
C000235968 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.90%	[17]
C000235968 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.00%	[17]
C000235968 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.20%	[17]
C000235968 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.80%	[17]
C000235968 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	2.50%	[17]
C000235968 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	2.40%	[17]
C000235968 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[17]
C000241161 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	42.40%	[18]
C000241161 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	40.90%	[18],[19]
C000241161 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[18],[19]
C000241161 [Member] | Below B [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[18],[19]
C000241161 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[18],[19]
C000241161 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[18],[19]
C000241161 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[18],[19]
C000241161 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[18],[19]
C000241161 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[18]
C000241161 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[18]
C000241161 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[18]
C000241161 [Member] | General Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%	[18]
C000241161 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[18]
C000241161 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[18]
C000241161 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	7.70%	[18]
C000241161 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	7.30%	[18]
C000241161 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	6.60%	[18]
C000241161 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	7.30%	[18]
C000241161 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Total Investments	4.60%	[18]
C000241161 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	5.40%	[18]
C000241161 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	4.30%	[18]
C000241161 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	3.70%	[18]
C000241161 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	6.00%	[18]
C000241161 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Total Investments	4.70%	[18]
C000241161 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18],[20]
C000241161 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[18]
C000241161 [Member] | Government Related [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[18],[20]
C000241161 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[18]

[1]	Amounts presented do not include derivative positions.
[2]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
[3]	Amount less than 0.05%.
[4]	Amounts presented do not include derivative positions.
[5]	Amounts presented do not include derivative positions.
[6]	Amounts presented do not include derivative positions.
[7]	Amounts presented do not include derivative positions.
[8]	Amounts presented do not include derivative positions.
[9]	Amounts presented do not include derivative positions.
[10]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
[11]	Amount less than 0.05%.
[12]	Amounts presented do not include derivative positions.
[13]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
[14]	Amount less than 0.05%.
[15]	Amounts presented do not include derivative positions.
[16]	Amounts presented do not include derivative positions.
[17]	Amounts presented do not include derivative positions.
[18]	Amounts presented do not include derivative positions.
[19]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not of the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
[20]	Amount less than 0.05%.